Stockholders' Equity Of The Company	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Equity Of The Company [Abstract]
Stockholders' Equity Of The Company

Note 3—Stockholders' Equity of the Company

Common Stock

On February 26, 2010, the Company filed its restated certificate of incorporation with the Secretary of State of Delaware. The restated certificate of incorporation authorized 140,000,000 shares of Common Stock at a par value of $.0001 per share.

Each holder of Common Stock is entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. Subject to preferences that may apply to shares of outstanding Series A Preferred Stock as outlined below, the holders of outstanding shares of Common Stock are entitled to receive dividends. After the payment of all preferential amounts required to the holders of Series A Preferred Stock, all of the remaining assets of the Company available for distribution shall be distributed ratably among the holders of Common Stock and holders of Series A Preferred Stock on an as converted basis.

Common Stock Issued during 2011:

On July 12, 2011, the Company issued 673,544 shares of Common Stock to SoyMor in connection with the Company's acquisition of certain assets and liabilities of SoyMor.

Common Stock Warrants

Under the Company's outstanding warrants, the holder may purchase the number of shares of Common Stock underlying each warrant held for a purchase price ranging from $11.18 to $27.50 per share. The warrant holder may "net exercise" the warrants and use the common shares received upon exercise of the warrants outstanding as the consideration for payment of the exercise price.

The warrant holders are generally protected from anti-dilution by adjustments for any stock dividends, stock split, combination or other recapitalization.

During June 2011, certain warrant holders exercised 8,383 warrants to purchase common shares and 108,070 warrants expired during the month without being exercised.

Note 3—Stockholders' Equity of The Company

Common stock

On February 26, 2010, the Company filed its restated certificate of incorporation with the Secretary of State of Delaware. The restated certificate of incorporation authorized 140,000,000 shares of Common Stock at a par value of $.0001 per share. See "Note 6—Acquisitions and Equity Transactions" for information related to Common Stock issued in connection with the Acquisitions.

Each holder of Common Stock is entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. Subject to preferences that may apply to shares of outstanding Series A Preferred Stock as outlined below, the holders of outstanding shares of the Common Stock are entitled to receive dividends. After the payment of all preferential amounts required to the holders of Series A Preferred Stock, all of the remaining assets of the Company available for distribution shall be distributed ratably among the holders of Common Stock.

Common stock issued during 2008:

On May 9, 2008, the Company issued 792,195 shares of common stock in conjunction with Blackhawk's purchase of a 45 mmgy biodiesel plant in Danville, Illinois. See "Note 5—Blackhawk" for information related to the Blackhawk transaction.

On June 26, 2008 and October 21, 2008, the Company issued 1,490,732 and 54,634 shares of common stock, respectively, in connection with the acquisition of a 35 mmgy biodiesel production facility located in Houston, Texas from U.S. Biodiesel Group. See "Note 6—Acquisitions and Equity Transactions" for information related to the acquisition.

On October 21, 2008, the Company issued 50,536 shares of common stock to a third party in exchange for certain manufacturing equipment. The shares issued were then transferred from the third party to U.S. Biodiesel Group.

Common stock issued during 2009:

On August 3, 2009, the Company issued 4,000 and 4,000 shares of common stock to Todd & Sargent, Inc. and The Weitz Group, LLC, respectively, in exchange for renegotiating a note payable.

On August 17, 2009, the Company issued 100,000 shares of common stock to GATX Corporation in conjunction with renegotiating rail car leases.

Common stock issued during 2010:

On February 26, 2010, the Company issued 2,701,261 shares of Common Stock to the shareholders of Blackhawk in exchange for outstanding shares of Blackhawk.

On March 8, 2010, the Company issued 1,701,132 shares of Common Stock to CIE and to Houlihan Smith & Company in connection with the purchase of substantially all CIE company assets.

On April 9, 2010, the Company issued 200,000 shares of Common Stock to West LB in connection with the issuance of a Revolving Credit Agreement to the Company.

On July 16, 2010, the Company issued 239,314 shares of Common Stock in connection with the purchase of substantially all Tellurian and ABDF assets.

On September 21, the Company issued 860,000 shares of Common Stock to ARES Corporation in connection with the purchase of substantially all the assets held by Clovis and cash.

Common stock warrants

Under the Company's outstanding warrants, the holder may purchase the number of shares of Common Stock underlying each warrant held for a purchase price ranging from $6.33 to $27.50 per share. The warrant holder may "net exercise" the warrants and use the common shares received upon exercise of the warrants outstanding as the consideration for payment of the exercise price.

The warrant holders are generally protected from anti-dilution by adjustments for any stock dividends, stock split, combination, or other recapitalization.

The following table summarizes the number of shares reserved for the exercise of common stock purchase warrants as of December 31:

Issued to	Issuance date	Expiration date	Exercise price per share	Warrants outstanding 2009	Warrants outstanding 2010
Viant	*August 1, 2006	August 1, 2011	$23.75	16,590	—
Viant	*August 11, 2006	August 11, 2011	$23.75	4,210	—
Viant	*September 15, 2006	September 15, 2011	$23.75	10,782	—
Viant	*December 22, 2006	December 22, 2011	$23.75	27,621	—
Viant	April 25, 2008	April 25, 2018	$25.00	40,000	—
Natural Gas Partners VIII	August 1, 2006	August 1, 2014	$23.75	28,125	28,125
Entities affiliated with NGP Energy Technology Partners	August 1, 2006	August 1, 2014	$23.75	28,125	28,125
Natural Gas PartnersVIII	December 22, 2006	December 22, 2014	$23.75	46,875	46,875
Entities affiliated with NGP Energy Technology Partners	December 22, 2006	December 22, 2014	$23.75	46,875	46,875
Viant	June 26, 2007	June 26, 2015	$27.50	4,210	—
Natural Gas Partners VIII	July 18, 2007	July 18, 2015	$27.50	9,091	9,091
NGP Energy Technologies	July 18, 2007	July 18, 2015	$27.50	9,091	9,091
West Central	July 18, 2007	July 18, 2015	$27.50	9,091	9,091
E D & F Man	July 18, 2007	July 18, 2015	$27.50	9,091	9,091
Bunge	July 18, 2007	July 18, 2015	$27.50	3,636	3,636
U.S. Biodiesel Group	June 26, 2008	June 26, 2018	$25.63	97,561	97,561
Blackhawk warrant holders	February 26, 2010	February 25, 2015	$6.33	—	134,370

				390,974	421,931

*	The Company reissued these warrants on April 25, 2008 at terms not substantially different from the original date noted here.

The fair value of the warrants issued in April and June 2008 and February 2010 was determined using the common stock value as of June 30, 2008 and February 26, 2010. The deemed fair value of the underlying common stock on June 30, 2008 and February 26, 2010 was $2.23 and $15.08, respectively. The methodology used to determine the fair value of the Company's common stock on those dates is further discussed in "Note 2—Summary of Significant Accounting Policies". Because the Company's stock is not publicly traded, the Company used the average historical volatility rate for publicly traded companies that are engaged in similar alternative fuel activities to those of the Company for a similar time period as the expected life of the warrants. The expected life of the warrants was determined based upon the contractual term of the agreements.

No common stock warrants were issued during 2009. For purposes of determining the fair value of common stock warrants issued, the Company used the Black-Scholes option pricing model and the assumptions set forth in the table below:

	2010	2008
The weighted average fair value of warrants issued (per warrant)	$8.20 - $9.65	$0.48
Dividend yield	0%	0%
Weighted average risk-free interest rate	2.2%	3.0%
Weighted average expected volatility	45%	55%
Expected life in years	1.00 - 6.00	10.00

Stock issuance costs

In addition to the warrants, other direct costs of obtaining capital by issuing the common and preferred stock were deducted from related proceeds with the net amount recorded as preferred stock or stockholders' equity. Direct costs incurred for the years ended December 31, 2010 and 2008 were $862 and $480, respectively. There were no stock issuance costs during 2009.